SCHEDULE OF STOCK ACTIVITY FOR RESTRICTED SHARE UNIT PLAN (Details) - shares shares in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Option, Beginning balance	21,943	21,746
Granted	75	1,675
Number of Options, Forfeited/ Expired	(74)	(312)
Number of Option, Beginning balance	15,662	21,943
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Option, Beginning balance	27,609	16,908
Granted	14,583	23,400
Vested and Issued	(13,896)	(10,631)
Number of Options, Forfeited/ Expired	(1,199)	(2,068)
Number of Option, Beginning balance	27,097	27,609